Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of relevant exchange rates
	March 31, 2022	September 30, 2021	March 31, 2021

Period ended RMB: USD exchange rate	6.3393	6.4434	6.5518
Period average RMB: USD exchange rate	6.3694	6.5072	6.5526

Schedule of estimated useful lives of the assets
Useful lives
Buildings	10-32 years
Machinery and equipment	5-20 years
Transportation vehicles	3-10 years
Office equipment	3-10 years
Electronic equipment	3-10 years

Useful lives
Land use rights	50 years